Risk Management Section - Retail Forborne Assets by Geographical Area (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Forborne assets	€ 10,140	€ 11,819
Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	5,010	5,657
Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	2,461	3,036
Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	1,046	1,096
Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	462	541
Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	656	639
Retail Banking [Member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	0	1
Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1	1
Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	3	2
Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	381	342
Performing Exposure [Member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	2,858	3,074
Performing Exposure [Member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,514	1,727
Performing Exposure [Member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	383	399
Performing Exposure [Member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	337	432
Performing Exposure [Member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	397	342
Performing Exposure [Member] | Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	0
Performing Exposure [Member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	2	2
Performing Exposure [Member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	225	172
Non-performing exposure [member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	2,152	2,583
Non-performing exposure [member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	946	1,309
Non-performing exposure [member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	663	697
Non-performing exposure [member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	126	109
Non-performing exposure [member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	259	297
Non-performing exposure [member] | Retail Banking [Member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	0	1
Non-performing exposure [member] | Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1	1
Non-performing exposure [member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	1
Non-performing exposure [member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	€ 156	€ 170